COMMITMENTS AND CONTINGENCIES - Schedule of Contractual Obligations (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt Obligations	$ 450,000	$ 700,000	$ 200,000
Notes payable to related party		$ 200,000	$ 200,000
Current Debt Obligations	$ 300,000
Capital Leases	177,875	$ 172,960
Operating Lease Obligations	17,329,612	16,834,522
Total	$ 18,257,487	$ 17,907,482
Year 1
Long-Term Debt Obligations
Current Debt Obligations	$ 300,000
Capital Leases	22,879
Operating Lease Obligations	1,098,239
Total	$ 1,421,118
Year 2
Long-Term Debt Obligations
Current Debt Obligations
Capital Leases	$ 47,045
Operating Lease Obligations	2,145,105
Total	2,192,150
Year 3
Long-Term Debt Obligations	$ 450,000
Current Debt Obligations
Capital Leases	$ 47,996
Operating Lease Obligations	2,169,884
Total	$ 2,667,880
Year 4
Long-Term Debt Obligations
Current Debt Obligations
Capital Leases	$ 34,886
Operating Lease Obligations	2,137,230
Total	$ 2,172,116
Year 5
Long-Term Debt Obligations
Current Debt Obligations
Capital Leases	$ 17,287
Operating Lease Obligations	1,837,408
Total	$ 1,854,695
Thereafter
Long-Term Debt Obligations
Current Debt Obligations
Capital Leases	$ 7,782
Operating Lease Obligations	7,941,746
Total	$ 7,949,528